Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Percentage of net revenues	91.20%	89.00%	93.10%
Percentage of total assets	43.50%	31.60%
Percentage of total liabilities	46.40%	11.80%
N-S Digital TV
Organization and Principal Activities [Line Items]
Date of incorporation	May 31, 2004
N-S Digital TV | Variable Interest Entity Primary Beneficiary
Organization and Principal Activities [Line Items]
Date of incorporation	May 31, 2004
Equity ownership interest	100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technical Support and Related Services Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Licensing Agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Technology Development Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Products and Software Purchase Agreement
Organization and Principal Activities [Line Items]
Term of agreement	15 years
Term of agreement, renewal period	15 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Business Operating Agreement
Organization and Principal Activities [Line Items]
Term of agreement	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Loan agreements
Organization and Principal Activities [Line Items]
Term of agreement	10 years
Term of agreement, renewal period	10 years
Percentage of equity interest	100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Power of Attorney
Organization and Principal Activities [Line Items]
Term of agreement	10 years
N-S Digital TV | Variable Interest Entity Primary Beneficiary | PRC Citizens
Organization and Principal Activities [Line Items]
Equity ownership interest	100.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Novel-Tongfang Information Engineering
Organization and Principal Activities [Line Items]
Capital contribution, percentage	75.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Ms. Li Yang
Organization and Principal Activities [Line Items]
Capital contribution, percentage	25.00%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Shizhou Shen
Organization and Principal Activities [Line Items]
Equity ownership interest	8.30%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Lei Zhang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.60%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Tianxing Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	31.20%
N-S Digital TV | Variable Interest Entity Primary Beneficiary | Mr. Wenjun Wang
Organization and Principal Activities [Line Items]
Equity ownership interest	28.90%
China Digital TV Technology Co., Ltd
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 09, 2004